CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Promissory Notes Payable
SCHEDULE OF CONVERTIBLE DEBENTURES

The following tables set forth the components of the Company’s convertible debentures as of September 30, 2021 and December 31, 2020:

	September 30,2021	December 31, 2020
Convertible notes payable – fixed conversion price	$129,000	244,000
Convertible notes payable – variable conversion price	–	628,720
Discounts on convertible notes payable	(31,180)	—
Total convertible notes	$97,820	$872,720

The following tables set forth the components of the Company’s convertible debentures as of December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Convertible notes payable – fixed conversion price	$244,000	244,000
Convertible notes payable – variable conversion price	628,720	733,614
Less: loan discounts	—	(153,000)
Total convertible notes, net	$872,720	$824,614

SUMMARY OF CHANGE IN CONVERTIBLE NOTES PAYABLE

The following table sets forth a summary of change in our convertible notes payable for the nine months ended September 30, 2021:

Beginning balance	$872,720
New issuances of convertible notes payable	399,000
Lender adjustments for penalties or defaults	37,212
Debt discounts recorded on new issuances	(44,019)
Amortization of debt discounts associated with convertible debt	12,839
Conversion of convertible note principal into common stock	(909,932)
Repayments of convertible notes payable	(270,000)
Total convertible notes	$97,820

The following table sets forth a summary of change in our convertible notes payable for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Beginning balance	$824,614	866,624
Amortization of debt discounts associated with convertible debt	153,000	137,300
Conversion of convertible note principal into common stock	(127,208)	(198,291)
Increase in principal amounts outstanding due to lender adjustments per terms of the note agreements	22,314	18,981
Issuance of convertible notes payable	—	282,000
Loan discounts recorded related to issuance of convertible notes payable	(—)	(282,000)
Total convertible notes, net	$872,720	$824,614